Document and Entity Information	12 Months Ended
Jun. 30, 2024 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Registrant Name	OPTHEA LIMITED
Entity Central Index Key	0001815620
Current Fiscal Year End Date	--06-30
Entity File Number	001-39621
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Level 4
Entity Address, Address Line Two	650 Chapel Street
Entity Address, City or Town	South Yarra
Entity Address, Postal Zip Code	3141
Document Annual Report	true
Document Transition Report	false
Document Registration Statement	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Address, Country	AU
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Financial Statement Error Correction [Flag]	false
Entity Interactive Data Current	Yes
Auditor Firm ID	1070
Auditor Name	Deloitte Touche Tohmatsu
Auditor Location	Melbourne, Australia
Amendment Description	This Amendment No. 1 on Form 20-F/A (this “Amendment”) is being filed by Opthea Limited (the “Company”) to amend its Annual Report on Form 20-F for the fiscal year ended June 30, 2024, originally filed with the U.S. Securities Exchange Commission (the “SEC”) on August 30, 2024 (the “Original Filing”). All references in this Amendment to the “annual report on Form 20-F” or “annual report” shall be deemed to refer to this Amendment. The Company is filing this Amendment solely to (a) amend the Report of Independent Registered Public Accounting Firm contained in the Original Filing which inadvertently omitted the signature of Deloitte Touche Tohmatsu, the Company’s independent registered public accounting firm (“Deloitte”); (b) amend Exhibit 15.1 Consent of Deloitte Touche Tohmatsu, independent registered public accounting firm, filed with the Original Filing which inadvertently omitted the signature of Deloitte; (c) include new Section 302 Certifications filed as Exhibits 12.1 and 12.2, as required by Rule 12b-15 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”); (d) include a new Section 906 Certification furnished as Exhibit 13.1, as required by Rule 12b-15 of the Exchange Act and (e) amend the text of the Exhibit Index contained in the Original Filing to include some footnote notations. Although this Amendment includes all of the Parts, Items, information, disclosures and Exhibits contained in the Original Filing as required by the SEC’s rules, it speaks as of the filing date of the Original Filing and does not, and does not purport to, amend, modify, update, restate or change in any way any of such Parts, Items, information, disclosure or Exhibits contained in the Original Fling, including the previously reported consolidated financial statements, except as described above, nor does it reflect events occurring after the filing date of the Original Filing. Among other things, forward-looking statements made in the Original Filing have not been revised to reflect events that occurred or facts that became known to us after the filing date of the Original Filing, and such forward-looking statements should be read in their historical context. Accordingly, this Amendment should be read in conjunction with the Company's other filings made with the SEC subsequent to the filing date of the Original Filing.
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Level 4
Entity Address, Address Line Two	650 Chapel Street
Entity Address, City or Town	South Yarra
Entity Address, Postal Zip Code	3141
City Area Code	+61 3
Local Phone Number	9826 0399
Contact Personnel Name	Frederic Guerard
Contact Personnel Email Address	info@opthea.com
Entity Address, Country	AU
American Depository Shares
Document Information [Line Items]
Trading Symbol	OPT
Title of 12(b) Security	American Depositary Shares, each representing eight ordinary shares
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	11,558,534
Ordinary shares [member]
Document Information [Line Items]
No Trading Symbol Flag	true
Title of 12(b) Security	Ordinary shares, no par value
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	1,091,466,771